LVIP Channing Small Cap Value Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.12%
Aerospace & Defense–5.26%
†ATI, Inc.	32,069	$2,608,492
Hexcel Corp.	47,281	2,964,519
		5,573,011
Banks–9.72%
Cadence Bank	80,162	3,009,281
Old National Bancorp	115,567	2,536,696
Renasant Corp.	56,574	2,087,015
Wintrust Financial Corp.	20,081	2,659,528
		10,292,520
Capital Markets–10.59%
Affiliated Managers Group, Inc.	14,538	3,466,295
Artisan Partners Asset Management, Inc. Class A	58,826	2,553,048
Evercore, Inc. Class A	7,852	2,648,637
Stifel Financial Corp.	22,453	2,547,742
		11,215,722
Chemicals–2.25%
Avient Corp.	72,176	2,378,199
		2,378,199
Commercial Services & Supplies–5.59%
Brink's Co.	28,166	3,291,479
MSA Safety, Inc.	15,296	2,631,983
		5,923,462
Diversified Consumer Services–2.20%
OneSpaWorld Holdings Ltd.	110,477	2,335,484
		2,335,484
Electric Utilities–2.14%
Portland General Electric Co.	51,463	2,264,372
		2,264,372
Electronic Equipment, Instruments & Components–6.50%
Advanced Energy Industries, Inc.	12,671	2,155,843
Belden, Inc.	12,894	1,550,762
Crane NXT Co.	7,919	531,127
Littelfuse, Inc.	10,233	2,650,449
		6,888,181
Entertainment–2.62%
†Madison Square Garden Entertainment Corp.	61,340	2,775,022
		2,775,022
Gas Utilities–2.04%
Southwest Gas Holdings, Inc.	27,612	2,163,124
		2,163,124
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.86%
†Integer Holdings Corp.	19,086	$1,972,156
		1,972,156
Hotels, Restaurants & Leisure–2.58%
Boyd Gaming Corp.	31,584	2,730,437
		2,730,437
Household Durables–1.89%
Installed Building Products, Inc.	8,100	1,997,946
		1,997,946
Industrial REITs–2.51%
STAG Industrial, Inc.	75,270	2,656,278
		2,656,278
Insurance–2.83%
First American Financial Corp.	46,663	2,997,631
		2,997,631
Leisure Products–2.11%
Brunswick Corp.	35,343	2,235,091
		2,235,091
Machinery–9.79%
Atmus Filtration Technologies, Inc.	58,747	2,648,902
†Gates Industrial Corp. PLC	123,801	3,072,741
†SPX Technologies, Inc.	11,380	2,125,557
Timken Co.	33,491	2,517,853
		10,365,053
Media–2.00%
Nexstar Media Group, Inc.	10,732	2,122,146
		2,122,146
Office REITs–2.46%
COPT Defense Properties	89,835	2,610,605
		2,610,605
Oil, Gas & Consumable Fuels–1.38%
Northern Oil & Gas, Inc.	59,065	1,464,812
		1,464,812
Paper & Forest Products–2.12%
Louisiana-Pacific Corp.	25,334	2,250,673
		2,250,673
Professional Services–3.02%
†Parsons Corp.	38,571	3,198,307
		3,198,307
LVIP Channing Small Cap Value Fund–1

LVIP Channing Small Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–1.77%
†Cushman & Wakefield PLC	117,724	$1,874,166
		1,874,166
Semiconductors & Semiconductor Equipment–3.62%
†FormFactor, Inc.	15,696	571,648
MKS, Inc.	21,786	2,696,453
†Onto Innovation, Inc.	4,390	567,276
		3,835,377
Specialty Retail–4.66%
†Asbury Automotive Group, Inc.	9,324	2,279,252
†Valvoline, Inc.	74,012	2,657,771
		4,937,023
Trading Companies & Distributors–4.61%
Herc Holdings, Inc.	21,090	2,460,359
McGrath RentCorp	20,659	2,423,301
		4,883,660
Total Common Stock (Cost $81,071,975)		103,940,458

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	1,151,986	$1,151,986
Total Money Market Fund (Cost $1,151,986)		1,151,986

TOTAL INVESTMENTS–99.21% (Cost $82,223,961)	105,092,444
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	838,290
NET ASSETS APPLICABLE TO 8,327,370 SHARES OUTSTANDING–100.00%	$105,930,734

†Non-income producing.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
LVIP Channing Small Cap Value Fund–2